8) Net gains/(losses) on financial assets and liabilities at fair value through profit or loss (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Gainslosses On Financial Assets And Liabilities At Fair Value Through Profit Or Loss Details 1Abstract
Fixed income securities	R$ 784,649	R$ 544,554	R$ (1,360,349)
Derivative financial instruments	(19,188,022)	(1,197,059)	(10,543,169)
Equity securities	(183,030)	(438,412)	226,945
Total	R$ (18,586,403)	R$ (1,090,917)	R$ (11,676,573)